RELATED PARTY TRANSACTIONS (Narrative) (Details)	Dec. 31, 2017 USD ($)
Ossen Material Research [Member] | Short-term debt [Member]
Related Party Transaction [Line Items]
Guarantee	$ 18,824,034
Shanghai Pujiang [Member] | Short-term debt [Member]
Related Party Transaction [Line Items]
Guarantee	5,356,432
Zhejiang Pujiang [Member] | Notes payable [Member]
Related Party Transaction [Line Items]
Guarantee	$ 25,426,525